INVESTMENTS (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
TOTAL CURRENT	R$ 13,465,000	R$ 12,949,000
TOTAL CURRENT	11,203,000	10,688,000
Cash and cash equivalents	1,441,000	825,000
Non current	20,684,000	21,896,000
Non current	40,206,000	R$ 39,097,000
At fair value [member]
IfrsStatementLineItems [Line Items]
TOTAL CURRENT	132
TOTAL CURRENT	300
Cash and cash equivalents	840
Other current liabilities	300
Other current assets	480
Non current	5,000
Non current	57,000
Other non current liabilities	5,000
Fixed assets	35,000
Right to use Leasing	5,000
Intangible asset Right of commercial operation	13,000
Fair value of net identifiable assets	R$ 48,000